FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current assets	$ 512,486	$ 389,335
Current Liability	526,254	251,303
assets	1,608,996	1,080,262
Swap Aura Almas [Member]
IfrsStatementLineItems [Line Items]
Current assets	4,418
Current Liability		(15,164)
Swap Apoena Mines [Member]
IfrsStatementLineItems [Line Items]
Current Liability	(2,753)	(3,872)
Total [Member]
IfrsStatementLineItems [Line Items]
assets	$ 1,665
Liability		$ (19,036)